Treasury risk management - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)		Dec. 31, 2023 EUR (€)	[1]	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure Of Treasury Risk Management [Line Items]
Future minimum sublease payments expected to be received	€ 75	€ 69
Increase (decrease) in finance cost due to reasonable possible increase in risk variable	(22)
Retranslation impact from net investment in group companies	2,160	2,600
Net finance costs	(503)	(520)	[1]	€ (409)
USD
Disclosure Of Treasury Risk Management [Line Items]
Net Investment in foreign operations in USD/GBP	€ 3,100	3,500
Revolving Credit Facility
Disclosure Of Treasury Risk Management [Line Items]
Period of undrawn revolving bilateral credit facility (in days)	364 days
Revolving credit facility	€ 2,600	€ 2,600				$ 5,200	$ 5,200
Cash flow hedges
Disclosure Of Treasury Risk Management [Line Items]
Nominal amount of hedging instrument	661	1,585
Cash flow hedges | USD
Disclosure Of Treasury Risk Management [Line Items]
Nominal amount of hedging instrument	242	306
Cash flow hedges | GBP
Disclosure Of Treasury Risk Management [Line Items]
Nominal amount of hedging instrument	560	404
Hedges on the net investment in foreign operations
Disclosure Of Treasury Risk Management [Line Items]
Credit exposure	€ 21,600	€ 26,000
Commodity price risk
Disclosure Of Treasury Risk Management [Line Items]
Commodity derivatives	284	660
Cumulative gain (loss)	€ 83	(27)
Percentage of possible increase in risk assumption	10.00%					10.00%
Percentage of possible decrease in risk assumption	10.00%					10.00%
Commodity price risk | Adjustment basis to inventory purchased
Disclosure Of Treasury Risk Management [Line Items]
Cumulative gain (loss)	€ 28	11
Commodity price risk | Cash flow hedges
Disclosure Of Treasury Risk Management [Line Items]
Gain (loss) in cash flow hedge reserve	€ 38	81
Currency risk
Disclosure Of Treasury Risk Management [Line Items]
Percentage of possible increase in risk assumption	10.00%					10.00%
Percentage of possible decrease in risk assumption	10.00%					10.00%
Financial assets and liabilities other than functional currency amount	€ 139	351
Percentage of possible increase/decrease in risk assumption	10.00%					10.00%
Net foreign exchange loss	€ 14	35
Net investment in foreign operations	4,400	7,900
Currency risk | GBP
Disclosure Of Treasury Risk Management [Line Items]
Net Investment in foreign operations in USD/GBP	0	3,100
Currency risk | Cash flow hedges
Disclosure Of Treasury Risk Management [Line Items]
Impact on equity - trade-related cash flow hedges	66	158
Currency risk | Hedges on the net investment in foreign operations
Disclosure Of Treasury Risk Management [Line Items]
Impact on equity - net investment hedges	€ 43	€ 162
Currency risk | Hedges on the net investment in foreign operations | USD
Disclosure Of Treasury Risk Management [Line Items]
Nominal amount of hedging instrument	2,762	3,023
Currency risk | Hedges on the net investment in foreign operations | CNY
Disclosure Of Treasury Risk Management [Line Items]
Nominal amount of hedging instrument	999	1,081
Currency risk | Hedges on the net investment in foreign operations | ILS
Disclosure Of Treasury Risk Management [Line Items]
Nominal amount of hedging instrument	338	323
Currency risk | Hedges on the net investment in foreign operations | TRY
Disclosure Of Treasury Risk Management [Line Items]
Nominal amount of hedging instrument	245	0
Currency risk | Hedges on the net investment in foreign operations | CHF
Disclosure Of Treasury Risk Management [Line Items]
Nominal amount of hedging instrument	750	0
Interest rate risk
Disclosure Of Treasury Risk Management [Line Items]
Percentage of possible increase in risk assumption	1.00%					1.00%
Percentage of possible decrease in risk assumption	1.00%					1.00%
Increase (decrease) in finance cost due to reasonable possible increase in risk variable		€ (12)
Net finance costs	€ (47)	€ (94)
Average interest rate on short term borrowings	4.30%	6.30%
Interest rate risk | In One Year
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected financial liability	84.00%	76.00%
Interest rate risk | In Two Years
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected financial liability	71.00%	68.00%
Interest rate risk | Cash flow hedges
Disclosure Of Treasury Risk Management [Line Items]
Credit in equity from derivatives in cash flow hedge	€ 7	€ 5
Debit in equity from derivatives in cash flow hedge	€ 6	€ 5
Interest rate risk | Cash flow hedges | Interest rate swap contract
Disclosure Of Treasury Risk Management [Line Items]
Nominal amount of hedging instrument	5,852	2,211
Interest rate risk | Cash flow hedges | Interest rate swap contract | USD
Disclosure Of Treasury Risk Management [Line Items]
Nominal amount of hedging instrument	852	961
Interest rate risk | Fair value hedges | Interest rate swap contract
Disclosure Of Treasury Risk Management [Line Items]
Nominal amount of hedging instrument	3,494	3,660
Interest rate risk | Fair value hedges | Interest rate swap contract | USD
Disclosure Of Treasury Risk Management [Line Items]
Nominal amount of hedging instrument	1,150	1,298
Interest rate risk | Fair value hedges | Interest rate swap contract | GBP
Disclosure Of Treasury Risk Management [Line Items]
Nominal amount of hedging instrument	344	362
Interest rate risk | Hedges on the net investment in foreign operations
Disclosure Of Treasury Risk Management [Line Items]
Net finance costs	€ (20)
Interest rate risk | Hedges on the net investment in foreign operations | Interest rate swap contract
Disclosure Of Treasury Risk Management [Line Items]
Nominal amount of hedging instrument	599	647
Interest rate risk | Hedges on the net investment in foreign operations | Interest rate swap contract | CNY
Disclosure Of Treasury Risk Management [Line Items]
Nominal amount of hedging instrument	599	647

[1]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).